Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2025	May 31, 2025
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 8.0
Gain loss on fair value	$ 0.8	$ 7.0